RESTRICTED CASH AND INVESTMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted cash and investments
Restricted cash and investments - current	$ 9,512	$ 9,530	$ 9,784
Restricted cash and investments - noncurrent	1,000	1,000	39,376
Restricted cash and investments	10,512	10,530	49,160
Securities pledged as collateral
Restricted cash and investments
Restricted cash and investments - current	8,629	8,671	9,192
Restricted cash and investments - noncurrent			8,995
Securities pledged as collateral | Colowyo Bonds | US Treasury Notes
Restricted cash and investments
Investments in securities pledged as collateral	8,600	8,700
Funds restricted by contract
Restricted cash and investments
Restricted cash and investments - current	883	859	592
Restricted cash and investments - noncurrent	$ 1,000	$ 1,000	$ 1,000